RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Director [Member]
Due to related parties	$ 1,366,738	$ 1,347,019	$ 1,853,263